Quarterly Financial Data (Unaudited) (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended				12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Information Disclosure [Abstract]
Goodwill, other indefinite-lived intangible assets and PP&E impairments	$ 20	$ 46	$ 119	$ 304	$ 187	$ 307	$ 2
Amount of tax benefit partially offset	5	7	15	14	(29)	17	12
Curtailment gain		$ 51			$ 51	$ 1	$ 29